Old Mutual Funds II
Supplement Dated November 30, 2010

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class shares Prospectus of Old Mutual Funds II dated July 27, 2010, as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Large Cap Growth Fund” on page 81 of the Prospectus:

OLD MUTUAL LARGE CAP GROWTH FUND

A team of portfolio managers comprise Ashfield’s Large Cap Investment Committee, which takes a team approach to applying the firm’s large cap growth equity investment philosophy and process.  All portfolio decisions are made collectively by consensus of the Committee.

Bradley J. Fretz serves as Portfolio Manager/Analyst for Ashfield, a position he has held since 1989.

Peter A. Johnson serves as Portfolio Manager/Analyst for Ashfield, a position he has held since 1994.

J. Stephen Lauck, CFA, serves as President, CEO and Portfolio Manager/Analyst for Ashfield, a position he has held since 1984.

Marc W. Lieberman, CFA, serves as Portfolio Manager/Analyst for Ashfield, a position he has held since 2002.

J. Stephen Thornborrow serves as Portfolio Manager/Analyst for Ashfield, a position he has held since 1984.

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Distributed by Old Mutual Investment Partners
R-10-090  11/2010

Old Mutual Funds II
Supplement Dated November 30, 2010

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class shares Statement of Additional Information of Old Mutual Funds II dated July 27, 2010, as supplemented (the “SAI”).  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following table replaces in its entirety the table entitled “Investments in Each Fund” on page C-1 of Exhibit C to the SAI:

NAME OF PORTFOLIO MANAGER	NAME OF FUND	DOLLAR RANGE OF INVESTMENTS IN EACH FUND
James P. Barrow	Barrow Hanley Value Fund	Over $1,000,000
Dennis Bein	Analytic U.S. Long/Short Fund	None
Ryan Brown	Analytic U.S. Long/Short Fund	$1 - $10,000
David Cavanaugh	Strategic Small Company Fund	None
Harindra de Silva	Analytic U.S. Long/Short Fund	None
Bradley J. Fretz	Large Cap Growth Fund	None
	Strategic Small Company Fund	None
David R. Hardin	Barrow Hanley Core Bond Fund	None
Brett P. Hawkins	TS&W Mid-Cap Value Fund	$10,001 - $50,000
Jerome J. Heppelmann	Focused Fund	$500,001 - $1,000,000
Jeffrey A. Johnson	Strategic Small Company Fund	None
Peter A. Johnson	Large Cap Growth Fund	None
	Strategic Small Company Fund	None
W. Frank Koster	Dwight Intermediate Fixed Income Fund	None
	Dwight Short Term Fixed Income Fund	None
J. Stephen Lauck	Large Cap Growth Fund	None
Marc W. Lieberman	Large Cap Growth Fund	None
Mark C. Luchsinger	Barrow Hanley Core Bond Fund	None
Edwin A. Martin	Dwight Intermediate Fixed Income Fund	None
	Dwight Short Term Fixed Income Fund	None
Todd McCallister	Strategic Small Company Fund	None
J. Scott McDonald	Barrow Hanley Core Bond Fund	None
Edward B. Meigs	Dwight High Yield Fund	None
Michael K. Moran	Old Mutual Heitman REIT Fund	None
Paul Norris	Dwight Intermediate Fixed Income Fund	None
	Dwight Short Term Fixed Income Fund	None
Deborah A. Petruzzelli	Barrow Hanley Core Bond Fund	None
John S. Pickler	TS&W Mid-Cap Value Fund	None
Timothy J. Pire	Heitman REIT Fund	$10,001 - $50,000
Greg Poulos	Strategic Small Company Fund	None
Frank H. Reichel III	TS&W Small Cap Value Fund	Over $1,000,000
Sean M. Slein	Dwight High Yield Fund	None
Stacey Serafini Thomas	Strategic Small Company Fund	None
J. Stephen Thornborrow	Large Cap Growth Fund	None
	Strategic Small Company Fund	None
Tucker Walsh	Strategic Small Company Fund	None
John S. Williams	Barrow Hanley Core Bond Fund	None
Derrick M. Wulf	Dwight Short Term Fixed Income Fund	None
	Dwight Intermediate Fixed Income Fund	$10,001 - $50,000
Jeffrey D. Yurk	Old Mutual Heitman REIT Fund	None

The following table replaces in its entirety the table entitled “Other Managed Accounts” on page C-6 of Exhibit C to the SAI:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category
James P. Barrow	13 Registered Investment Companies with $28.6 billion in total assets under management, of which 3 accounts ($25.7 billion) are subject to a performance-based advisory fee.
2 Other Pooled Investment Vehicles with $264 million in total assets under management.
26 Other Accounts with $2.5 billion in total assets under management.
Dennis Bein	12 Registered Investment Companies with $3.5 billion in total assets under management.
19 Other Pooled Investment Vehicles with $2.2 billion in total assets under management, of which 7 accounts ($1.4 billion) are subject to a performance-based advisory fee.
32 Other Accounts with $2.4 billion in total assets under management, of which 13 accounts ($1.05 billion) are subject to a performance-based advisory fee.
Ryan Brown	None
David Cavanaugh	4 Registered Investment Companies with $316 million in total assets under management.
2 Other Pooled Investment Vehicles with $83 million in total assets under management.
39 Other Accounts with $1099 million in total assets under management of which 1 account ($64 million) is subject to a performance-based advisory fee..
Harindra de Silva	15 Registered Investment Companies with $3.7 billion in total assets under management.
19 Other Pooled Investment Vehicles with $1.4 billion in total assets under management, of which 7 accounts ($1.3 billion) are subject to a performance-based advisory fee.
29 Other Accounts with $2.4 billion in total assets under management, of which 13 accounts ($1.05 billion) are subject to a performance-based advisory fee.
Bradley J. Fretz	No Registered Investment Company with $44 million in total assets under management.
1 Other Pooled Investment Vehicle with $362 million in total assets under management
7665 Other Accounts with $2.6 billion in total assets under management
David R. Hardin	6 Registered Investment Companies with $338 million in total assets under management.
3 Other Pooled Investment Vehicles with $219 million in total assets under management.
110 Other Accounts with $7.5 billion in total assets under management, of which 1 account ($586 million) are subject to a performance-based advisory fee.
Brett P. Hawkins	1 Other Pooled Investment Vehicle with $7.9 million in total assets under management
62 Other Accounts with $1.8 billion in total assets under management
Jerome J. Heppelman	None

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category
Jeffrey A. Johnson	1 Registered Investment Company with $2.6 billion in total assets under management.
99 Other Accounts with $17 million in total assets under management.
Peter A. Johnson	1 Registered Investment Company with $44 million in total assets under management.
1 Other Pooled Investment Vehicle with $ m362illion in total assets under management.
7752 Other Accounts with $2.8 billion in total assets under management.
W. Frank Koster	10 Other Pooled Investment Vehicles with $21.8 billion in total assets under management.
53 Other Accounts with $12.4 billion in total assets under management.
J. Stephen Lauck	1 Other Pooled Investment Vehicle with $362 million in total assets under management.
7596 Other Accounts with $2.6 billion in total assets under management.
Marc W. Lieberman	1 Other Pooled Investment Vehicle with $362 million in total assets under management.
7571 Other Accounts with $2.5 billion in total assets under management.
Mark C. Luchsinger	6 Registered Investment Companies with $338 million in total assets under management.
3 Other Pooled Investment Vehicles with $219 million in total assets under management.
110 Other Accounts with $7.5 billion in total assets under management, of which 1 accounts ($586 million) are subject to a performance-based advisory fee.
Edwin A. Martin	10 Other Pooled Investment Vehicles with $21.8 billion in total assets under management.
53 Other Accounts with $12.4 billion in total assets under management.
Todd McCallister	Registered Investment Companies with $165 million in total assets under management.
6386 Other Accounts with $4.6 billion in total assets under management, of which 2 accounts ($207 million) are subject to a performance-based advisory fee.
J. Scott McDonald	6 Registered Investment Companies with $338 million in total assets under management.
3 Other Pooled Investment Vehicles with $219 million in total assets under management.
110 Other Accounts with $7.5 billion in total assets under management, of which 1 accounts ($586 million) are subject to a performance-based advisory fee.
Edward B. Meigs	1 Registered Investment Company with $99.5 million in total assets under management.
3 Other Pooled Investment Vehicles with $1.9 billion in total assets under management.
6 Other Accounts with $6.7 billion in total assets under management.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category
Michael K. Moran	3 Registered Investment Companies with $310 million in total assets under management.
8 Other Pooled Investment Vehicles with $3.7 billion in total assets under management.
1435 Other Accounts with $791 million in total assets under management, of which 2 account ($95 million) is subject to a performance-based advisory fee.
Paul Norris	10 Other Pooled Investment Vehicles with $21.8 billion in total assets under management.
53 Other Accounts with $12.4 billion in total assets under management.
Deborah A. Petruzzelli	6 Registered Investment Companies with $338 million in total assets under management.
3 Other Pooled Investment Vehicles with $219 million in total assets under management.
110 Other Accounts with $7.5 billion in total assets under management, of which 1 accounts ($586 million) are subject to a performance-based advisory fee.
John S. Pickler	1 Registered Investment Companies with $743 million in total assets under management.
1 Other Pooled Investment Vehicles with $7.9 million in total assets under management.
49 Other Accounts with $1.9 billion in total assets under management.
Timothy J. Pire	3 Registered Investment Companies with $310 million in total assets under management.
8 Other Pooled Investment Vehicles with $3.7 billion in total assets under management.
1435 Other Accounts with $791 million in total assets under management, of which 2 account ($95 million) is subject to a performance-based advisory fee.
Greg Poulos	4 Registered Investment Companies with $316 million in total assets under management.
2 Other Pooled Investment Vehicles with $83 million in total assets under management.
39 Other Accounts with $1099 million in total assets under management of which 1 account ($64 million) is subject to a performance-based advisory fee..
Frank H. Reichel III	1 Registered Investment Companies with $60.8 million in total assets under management.
69 Other Accounts with $1.99 billion in total assets under management, of which 1 account ($67 million) is subject to a performance-based advisory fee.
Sean M. Slein	1 Registered Investment Company with $75.2 million in total assets under management.
3 Other Pooled Investment Vehicles with $1.9 billion in total assets under management.
8 Other Accounts with $13.4 billion in total assets under management.
Stacey Serafini Thomas	2 Registered Investment Companies with $165 million in total assets under management.
6386 Other Accounts with $4.6 billion in total assets under management, of which 2 accounts ($207 million) are subject to a performance-based advisory fee.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category
J. Stephen Thornborrow	1 Other Pooled Investment Vehicle with $362 million in total assets under management.
7754 Other Accounts with $2.7 billion in total assets under management.
Tucker M. Walsh	4 Registered Investment Companies with $316 million in total assets under management.
2 Other Pooled Investment Vehicles with $83 million in total assets under management.
39 Other Accounts with $1099 million in total assets under management of which 1 account ($64 million) is subject to a performance-based advisory fee..
John S. Williams	6 Registered Investment Companies with $338 million in total assets under management.
3 Other Pooled Investment Vehicles with $219 million in total assets under management.
110 Other Accounts with $7.5 billion in total assets under management, of which 1 account ($586 million) are subject to a performance-based advisory fee.
Derrick M. Wulf	10 Other Pooled Investment Vehicles with $21.8 billion in total assets under management.
53 Other Accounts with $12.4 billion in total assets under management.
Jeffrey D. Yurk	3 Registered Investment Companies with $319 million in total assets under management.
8 Other Pooled Investment Vehicles with $3.7 billion in total assets under management.
1435 Other Accounts with $791 million in total assets under management, of which 2 accounts ($94 million) are subject to a performance-based advisory fee.

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Distributed by Old Mutual Investment Partners
R-10-091  11/2010